Investment Objectives and Goals - FRANKLIN HIGH INCOME FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN HIGH INCOME FUND
Objective [Heading]	Investment Goals
Objective, Primary [Text Block]	To earn a high level of current income. Its secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund's principal goal.